UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22576

Spend Life Wisely Funds Investment Trust

(Exact Name of Registrant as Specified in Charter)

1845 Woodall Rodgers

Suite 1000

Dallas, TX 75201

(Address of Principal Executive Offices)(Zip Code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Registrant’s Telephone Number, including Area Code: (214) 871-5200

Date of fiscal year end: July 31st

Date of reporting period: July 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

ANNUAL SHAREHOLDER REPORT

July 31, 2026

RANGER SMALL CAP FUND – INSTITUTIONAL CLASS

RFISX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Ranger Small Cap Fund – RFISX (the “Fund”) for the period August 1, 2025 to July 31, 2026.

You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Ranger Small Cap Fund	$120	1.17%

managment’s discussion of fund performance

The recent market environment was defined by geopolitical uncertainty, higher energy prices, shifting expectations for monetary policy, and continued strength in companies tied to the AI infrastructure build-out. The conflict with Iran drove oil prices higher in the first half of 2026 and refocused investor attention on the Strait of Hormuz as a source of global supply disruption. Oil prices remain an important swing factor for both inflation and consumer spending, particularly if elevated gasoline prices persist long enough to pressure household budgets. Recent inflation data reflected some pass-through from higher energy prices as headline CPI accelerated in the first half of 2026. As investors reassessed inflation expectations, bond yields moved higher, with the 30-year Treasury yield reaching over 5.2% in late July, its highest level in 19 years. The increase in long-term rates bears watching, as higher yields can raise the cost of capital and pressure valuation multiples for longer-duration assets. To date, however, equity returns have shrugged off the headwind from higher rates, suggesting investors remain focused on earnings visibility, nominal growth, and the durability of secular investment cycles.

For the fiscal year the Fund returned 5.01% compared with the Russell 2000 Growth index return of 28.42%. Underperformance was due to unprecedented leadership by low-quality companies in the index. For example, non-earning biotech and pharma stocks in the benchmark returned over 102% for the twelve months ended July 31, and non-earning companies across all sectors in the benchmark returned 39%. Most stocks in these categories don’t meet our quality investment criteria, and their performance was a meaningful headwind this fiscal year. On a sector basis, the healthcare and technology sectors were the weakest contributors to performance, while energy was strongest.

The path of monetary policy is now less straightforward than it appeared a year ago. The Fed is balancing renewed inflation risks against signs of more moderate growth, while the bond market is demanding greater compensation for inflation and fiscal uncertainty. Credit spreads remain tight, suggesting the move in yields has been driven more by inflation and policy concerns than by deteriorating public-company credit conditions. For quality growth companies with strong balance sheets, durable margins, and self-funded growth, the environment should continue to reward discipline.

We continue to see meaningful opportunity in the AI infrastructure build-out, but we are looking more deliberately at companies beyond the most obvious hardware beneficiaries. The first phase of the trade rewarded semiconductors, memory, and other direct beneficiaries. As the build-out becomes larger and more complex, we believe investors will increasingly focus on the physical and operational constraints around data center development. These opportunities include critical infrastructure and services required to support the expansion of data center capacity.

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	10 Years	Ending Value
Ranger Small Cap Fund	5.01%	-1.57%	7.64%	$521,943
Russell 2000® Growth Index	28.42%	5.07%	10.59%	$684,421

Cumulative Performance Comparison of $250,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-458-4744.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND, NET:
$12,260,251	61	64.33%	$91,235

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% Of Net Assets)*

1.	Ligand Pharmaceuticals, Inc. Class B	4.53%
2.	SharkNinja, Inc.	3.39%
3.	UL Solutions, Inc. Class A	3.34%
4.	Oceaneering International, Inc.	3.17%
5.	Chime Financial, Inc. Class A	2.87%
6.	HealthEquity, Inc.	2.80%
7.	PDF Solutions, Inc.	2.68%
8.	Triumph Financial, Inc.	2.51%
9.	Casella Waste Systems, Inc. Class A	2.50%
10.	Excelerate Energy, Inc. Class A	2.49%
	Total % of Net Assets	30.28%

* Excludes Short-Term Investments.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Ranger Small Cap Fund documents not be householded, please contact the Funds at 1-866-458-4744, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Funds or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://spendlifewiselyfunds.com/documents/ or contact us at 1-866-458-4744.

ANNUAL SHAREHOLDER REPORT

July 31, 2026

RANGER MICRO CAP FUND – INSTITUTIONAL CLASS

RFIMX

ADDITIONAL INFORMATION

This annual shareholder report contains important information about the Ranger Micro Cap Fund – RFIMX (the “Fund”) for the period August 1, 2025 to July 31, 2026.

You can find additional information about the Fund at https://spendlifewiselyfunds.com/documents/. You can also request this information by contacting us at 1-866-458-4744.

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Ranger Micro Cap Fund	$145	1.30%

managment’s discussion of fund performance

The recent market environment was defined by geopolitical uncertainty, higher energy prices, shifting expectations for monetary policy, and continued strength in companies tied to the AI infrastructure build-out. The conflict with Iran drove oil prices higher in the first half of 2026 and refocused investor attention on the Strait of Hormuz as a source of global supply disruption. Oil prices remain an important swing factor for both inflation and consumer spending, particularly if elevated gasoline prices persist long enough to pressure household budgets. Recent inflation data reflected some pass-through from higher energy prices as headline CPI accelerated in the first half of 2026. As investors reassessed inflation expectations, bond yields moved higher, with the 30-year Treasury yield reaching over 5.2% in late July, its highest level in 19 years. The increase in long-term rates bears watching, as higher yields can raise the cost of capital and pressure valuation multiples for longer-duration assets. To date, however, equity returns have shrugged off the headwind from higher rates, suggesting investors remain focused on earnings visibility, nominal growth, and the durability of secular investment cycles.

For the fiscal year the Fund returned 22.58% compared with the Russell Microcap Growth index return of 31.4%. Underperformance was due to unprecedented leadership by low-quality companies in the index. For example, non-earning biotech and pharma stocks in the benchmark returned over 86% for the twelve months ended July 31, and non-earning companies across all sectors in the benchmark returned over 52%. Most stocks in these categories don’t meet our quality investment criteria, and their performance was a meaningful headwind this fiscal year. On a sector basis, the healthcare and consumer discretionary sectors were the weakest contributors to performance, while industrials and energy were strongest.

The path of monetary policy is now less straightforward than it appeared a year ago. The Fed is balancing renewed inflation risks against signs of more moderate growth, while the bond market is demanding greater compensation for inflation and fiscal uncertainty. Credit spreads remain tight, suggesting the move in yields has been driven more by inflation and policy concerns than by deteriorating public-company credit conditions. For quality growth companies with strong balance sheets, durable margins, and self-funded growth, the environment should continue to reward discipline.

We continue to see meaningful opportunity in the AI infrastructure build-out, but we are looking more deliberately at companies beyond the most obvious hardware beneficiaries. The first phase of the trade rewarded semiconductors, memory, and other direct beneficiaries. As the build-out becomes larger and more complex, we believe investors will increasingly focus on the physical and operational constraints around data center development. These opportunities include critical infrastructure and services required to support the expansion of data center capacity.

Performance graph

AVERAGE ANNUAL RETURNS

	1 Year	5 Years	Since Inception	Ending Value
Ranger Micro Cap Fund	22.58%	2.42%	10.14%	$549,099
Russell Microcap® Growth Index	31.43%	2.46%	6.46%	$416,468

Cumulative Performance Comparison of $250,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-866-458-4744.

Fund statistics

	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND, NET:
$11,652,137	49	52.71%	$29,978

SECTOR WEIGHTINGS

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

top ten holdings (% of Net Assets) *

1.	Ligand Pharmaceuticals, Inc. Class B	5.60%
2.	PDF Solutions, Inc.	4.05%
3.	Karat Packaging, Inc.	4.01%
4.	Pennant Group, Inc.	3.49%
5.	Business First Bancshares, Inc.	3.10%
6.	Phibro Animal Health Corp. Class A	3.07%
7.	iRadimed Corp.	3.06%
8.	Metropolitan Bank Holding Corp.	2.94%
9.	UFP Technologies, Inc.	2.79%
10.	Triumph Financial, Inc.	2.72%
	Total % of Net Assets	34.83%

* Excludes Short-Term Investments.

Householding

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Ranger Micro Cap Fund documents not be householded, please contact the Fund at 1-866-458-4744, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the fund or your financial intermediary.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, visit https://spendlifewiselyfunds.com/documents/ or contact us at 1-866-458-4744.

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

FY 2026 $ 31,000

FY 2025 $ 65,000

(b)	Audit-Related Fees

                    Registrant

FY 2026 $ 880

FY 2025 $ 1,248

Nature of the fees: semi-annual review fee

(c)	Tax Fees

                     Registrant

FY 2026 $ 9,000

FY 2025 $ 18,000

Nature of the fees: Tax preparation and filing.

(d)	All Other Fees

                 Registrant

FY 2026 $ 0

FY 2025 $ 0

Nature of the fees: Not applicable.

(e)	(1) Audit Committee’s Pre-Approval Policies

The audit committee approves all audit and non-audit related services and, therefore, has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)	Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)        During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)        The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

                     Registrant

FY 2026 $ 9,000

FY 2025 $ 18,000

(h)        The registrant's audit committee has not considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

(i)        Not applicable.

(j)        Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments.  Not applicable – Schedule filed with Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST

Ranger Small Cap Fund

Institutional Class (RFISX)

Ranger Micro Cap Fund

Institutional Class (RFIMX)

ANNUAL FINANCIAL STATEMENTS

JULY 31, 2026

	SPEND LIFE WISELY FUNDS INVESTMENT TRUST
	RANGER SMALL CAP FUND
	SCHEDULE OF INVESTMENTS
	July 31, 2026

Shares		Value

COMMON STOCKS - 98.82%

Aerospace - 0.74%
4,435	Planet Labs PBC Class A *	$ 90,829

Alternative Electricity - 2.58%
2,440	Ormat Technologies, Inc.	238,095
3,475	Fervo Energy Co. Class A *	78,326
		316,421
Apparel Retailers - 0.91%
750	Boot Barn Holdings, Inc. *	111,743

Banks - 4.64%
4,053	Triumph Financial, Inc. *	307,744
2,710	Bank OZK	139,023
1,240	Texas Capital Bancshares, Inc.	122,574
		569,341
Biotechnology - 11.25%
1,931	Ligand Pharmaceuticals, Inc. *	555,240
285	Medpace Holdings, Inc. *	164,476
705	Charles River Laboratories International, Inc. *	163,920
18,035	ADMA Biologics, Inc. *	152,576
1,525	Halozyme Therapeutics, Inc. *	125,873
275	Krystal Biotech, Inc. *	93,808
455	Protagonist Therapeutics, Inc. *	62,171
130	Madrigal Pharmaceuticals, Inc. *	60,752
		1,378,816
Building: Climate Control - 3.05%
2,575	AAON, Inc.	229,329
718	Modine Manufacturing Co. *	144,361
		373,690
Building Materials: Other - 2.37%
1,550	Simpson Manufacturing Co., Inc.	290,997

Commercial Vehicle - Equipment Leasing - 1.76%
8,875	WillScot Holdings Corp. Class A	215,485

Commercial Vehicles and Parts - 1.95%
1,915	Federal Signal Corp.	239,279

Computer Services - 1.90%
2,180	Workiva, Inc. Class A *	130,364
5,805	Terawulf, Inc. *	102,516
		232,880
Construction - 2.44%
502	Sterling Infrastructure, Inc. *	299,579

Consumer Services: Misc. - 1.22%
3,755	OPENLANE, Inc. *	149,299

Defense - 3.09%
4,400	Karman Holdings, Inc. *	211,860
990	BWX Technologies, Inc.	167,013
		378,873
Diversified Financial Services - 2.87%
15,285	Chime Financial, Inc. Class A *	351,402

Electronic Equipment: Gauges and Meters - 1.22%
1,484	Mesa Laboratories, Inc.	149,602

Engineering and Contracting Services - 3.14%
400	Argan, Inc.	228,172
2,290	Willdan Group, Inc. *	156,934
		385,106
Gas Distribution - 2.49%
7,771	Excelerate Energy, Inc. Class A	305,167

Health Care Management Services - 2.80%
3,409	HealthEquity, Inc. *	342,979

Household Appliance - 3.39%
2,569	SharkNinja, Inc. *	415,587

Home Construction - 1.28%
1,975	Champion Homes, Inc. *	157,230

Investment Services - 1.00%
2,890	Lazard, Inc.	122,478

Machinery: Engines - 0.84%
520	Generac Holdings, Inc. *	102,497

Medical Equipment - 2.31%
1,625	LeMaitre Vascular, Inc.	164,645
1,395	Merit Medical Systems, Inc. *	118,589
		283,234
Medical Supplies - 4.59%
14,550	Stevanato Group S.p.A. (Italy)	288,817
10,240	Warby Parker, Inc. Class A *	273,306
		562,123
Oil: Crude Producers - 1.51%
8,715	Permian Resources Corp. Class A	185,717

Oil Equipment & Services - 6.43%
7,955	Oceaneering International, Inc. *	388,045
3,905	Solaris Energy Infrastructure, Inc. Class A	200,756
5,835	WaterBridge Infrastructure LLC Class A	199,674
		788,475
Pharmaceuticals - 1.67%
2,590	ANI Pharmaceuticals, Inc. *	205,232

Professional Business Support Services - 5.40%
4,465	UL Solutions, Inc. Class A	409,173
1,830	Paylocity Holdings Corp. *	252,348
		661,521
Recreational Services - 1.57%
4,260	Life Time Group Holdings, Inc. *	192,126

Renewable Energy Equipment - 0.76%
3,155	American Superconductor Corp. *	92,662

Restaurants and Bars - 3.64%
1,190	Texas Roadhouse, Inc.	244,474
3,550	Aramark	202,243
		446,717
Semiconductors - 2.52%
720	MACOM Technology Solutions Holdings, Inc. *	181,037
1,405	Rambus, Inc. *	127,897
		308,934
Soft Drinks - 1.18%
4,970	Celsius Holdings, Inc. *	145,174

Software - 5.14%
7,140	PDF Solutions, Inc. *	329,083
10,400	nCino, Inc. *	191,984
605	AppFolio, Inc. Class A *	109,015
		630,082
Telecommunications Equipment - 0.36%
1,200	Viavi Solutions, Inc. *	44,340

Trucking - 2.31%
815	SAIA, Inc. *	283,318

Waste and Disposal Services - 2.50%
3,415	Casella Waste Systems, Inc. Class A *	306,360

TOTAL FOR COMMON STOCKS (Cost $11,223,788) - 98.82%		$ 12,115,295

SHORT-TERM INVESTMENT - 2.56%
313,917	Fidelity Investments Money Market Treasury Portfolio - Class III 3.34% ** (Cost $313,917)	$ 313,917

TOTAL INVESTMENTS (Cost $11,537,705) - 101.38%		$ 12,429,212

LIABILITIES LESS OTHER ASSETS - (1.38)%		(168,961)

NET ASSETS - 100.00%		$ 12,260,251

S.p.A - "Società per Azioni," which is an Italian term for a public limited company.
* Non-income producing securities during the period.
** The rate shown represents the yield at July 31, 2026.

The accompanying notes are an integral part of these financial statements.

	SPEND LIFE WISELY FUNDS INVESTMENT TRUST
	RANGER MICRO CAP FUND
	SCHEDULE OF INVESTMENTS
	July 31, 2026

Shares		Value

COMMON STOCKS - 97.83%

Aerospace - 0.73%
4,160	Planet Labs PBC Class A *	$ 85,197

Alternative Electricity - 1.44%
1,720	Ormat Technologies, Inc.	167,838

Apparel Retailers - 1.02%
800	Boot Barn Holdings, Inc. *	119,192

Asset Managers and Custodians - 1.92%
12,675	Perella Weinberg Partners Class A	223,714

Auto Parts - 0.70%
24,655	NN, Inc. *	81,608

Banks - 8.77%
11,360	Business First Bancshares, Inc.	361,475
3,710	Metropolitan Bank Holding Corp.	343,101
4,175	Triumph Financial, Inc. *	317,008
		1,021,584
Biotechnology - 8.04%
2,270	Ligand Pharmaceuticals, Inc. Class B *	652,716
16,635	ADMA Biologics, Inc. *	140,732
1,660	AnaptysBio, Inc. *	88,578
1,180	Eton Pharmaceuticals, Inc. *	54,776
		936,802
Commercial Vehicle-Equipment Leasing - 1.99%
2,015	McGrath Rent Corp.	232,027

Computer Services - 3.42%
14,100	Terawulf, Inc. *	249,006
2,500	Workiva, Inc. Class A *	149,500
		398,506
Construction - 2.27%
4,270	Cardinal Infrastructure Group, Inc. Class A *	264,270

Consumer Services: Misc. - 1.45%
4,255	OPENLANE, Inc. *	169,179

Containers & Packaging - 4.01%
11,612	Karat Packaging, Inc.	467,267

Diversified Retailers - 1.44%
4,305	Liquidity Services, Inc. *	167,809

Drug Retailers - 2.01%
5,920	Guardian Pharmacy Services, Inc. Class A *	234,018

Electrical Components - 2.03%
663	Preformed Line Products Co.	236,678

Electronic Components - 1.03%
3,090	Ouster, Inc. *	120,541

Electronic Equipment: Gauges and Meters - 1.21%
1,399	Mesa Laboratories, Inc.	141,033

Engineering and Contracting Services - 4.02%
411	Argan, Inc.	234,447
3,410	Willdan Group, Inc. *	233,687
		468,134
Gas Distribution - 2.13%
6,322	Excelerate Energy, Inc. Class A	248,265

Health Care Services - 3.49%
10,095	Pennant Group, Inc. *	407,030

Home Construction - 2.34%
3,848	Green Brick Partners, Inc. *	272,169

Machinery: Construction and Handling - 1.66%
4,380	Douglas Dynamics, Inc.	193,289

Medical Equipment - 7.96%
3,930	iRadimed Corp.	357,080
9,525	BioLife Solutions, Inc. *	297,942
2,685	LeMaitre Vascular, Inc.	272,044
		927,066
Medical Supplies - 5.04%
1,275	UFP Technologies, Inc. *	324,844
9,815	Warby Parker, Inc. Class A *	261,962
		586,806
Oil Equipment and Services - 5.86%
4,135	Solaris Energy Infrastructure, Inc. Class A	212,580
5,406	WaterBridge Infrastructure LLC Class A	184,993
7,765	Select Water Solutions, Inc. Class A	143,808
18,315	TETRA Technologies, Inc. *	141,025
		682,406
Oil: Crude Producers - 1.30%
4,550	Tamboran Resources Corp. (Australia) *	151,287

Pharmaceuticals - 5.49%
9,860	Phibro Animal Health Corp. Class A	358,214
3,560	ANI Pharmaceuticals, Inc. *	282,094
		640,308
Renewable Energy Equipment - 1.10%
4,380	American Superconductor Corp. *	128,641

Restaurants and Bars - 1.19%
3,000	Kura Sushi USA, Inc. Class A *	138,210

Semiconductors - 2.66%
2,665	NVE Corp.	309,859

Soft Drinks - 1.92%
3,400	Vita Coco Co., Inc. *	224,196

Software - 5.61%
10,230	PDF Solutions, Inc. *	471,501
9,895	nCino, Inc. *	182,662
		654,163
Trucking - 2.58%
8,460	Covenant Logistics Group, Inc. Class A	300,499

TOTAL FOR COMMON STOCKS (Cost $8,977,534) - 97.83%		$ 11,399,591

SHORT-TERM INVESTMENT - 3.20%
372,442	Fidelity Investments Money Market Treasury Portfolio - Class III 3.34% ** (Cost $372,442)	$ 372,442

TOTAL INVESTMENTS (Cost $9,349,976) - 101.03%		$ 11,772,033

LIABILITIES LESS OTHER ASSETS - (1.03)%		(119,896)

NET ASSETS - 100.00%		$ 11,652,137

* Non-income producing securities during the period.
** The rate shown represents the yield at July 31, 2026.

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2026

Assets:	Ranger Small Cap Fund	Ranger Micro Cap Fund
Investments In Securities, At Value (Cost $11,537,705 and $9,349,976, respectively)	$ 12,429,212	$ 11,772,033
Cash	1,000	-
Receivables:
Dividends and Interest	1,073	2,227
Prepaid Expenses	4,131	3,914
Total Assets	12,435,416	11,778,174
Liabilities:
Payables:
Investments Purchased	122,590	87,519
Advisory Fees	9,341	4,642
Administrative Fees	553	520
Audit Fees	20,000	20,000
Transfer Agent Fees	2,661	2,668
Trustee Fees	1,260	1,260
Other Expenses	18,760	9,428
Total Liabilities	175,165	126,037
Net Assets	$ 12,260,251	$ 11,652,137

Net Assets Consist Of:
Paid In Capital	$ 11,744,850	$ 9,389,515
Distributable Earnings	515,401	2,262,622
Net Assets	$ 12,260,251	$ 11,652,137

Institutional Class:

Net Assets	$ 12,260,251	$ 11,652,137
Shares Outstanding (unlimited number of shares authorized with no par value)	735,959	1,395,665
Net Asset Value, Redemption Price And Offering Price Per Share	$ 16.66	$ 8.35

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2026

Investment Income:	Ranger Small Cap Fund	Ranger Micro Cap Fund
Dividends (net of foreign withholding taxes of $210 and $0, respectively)	$ 118,582	$ 108,512
Total Investment Income	118,582	108,512

Expenses:
Advisory Fees (Note 5)	203,327	111,084
Legal Fees	38,610	28,104
Transfer Agent & Accounting Fees	33,177	32,381
Audit Fees	20,440	20,440
Administrative and Operating Servicing Fees (Note 5)	15,167	10,555
Shareholder Servicing Fees	13,826	5,776
Custody Fees	8,649	4,865
Miscellaneous Fees	4,966	4,646
Insurance Fees	4,621	1,745
Trustee Fees	2,927	2,927
Registration Fees	2,286	1,632
NASDAQ Fees	852	852
Printing Fees	730	730
Total Expenses	349,578	225,737
Advisory Fees Waived/Expenses Reimbursed (Note 5)	(112,092)	(81,106)
Net Expenses	237,486	144,631

Net Investment Loss	(118,904)	(36,119)

Realized And Unrealized Gain (Loss) On Investments:
Realized Gain On Investments	3,803,107	718,046
Net Change In Unrealized Appreciation (Depreciation) On Investments	(2,369,626)	1,534,551
Net Realized And Unrealized Gain On Investments	1,433,481	2,252,597

Net Increase In Net Assets Resulting From Operations	$ 1,314,577	$ 2,216,478

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
RANGER SMALL CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	July 31, 2026	July 31, 2025
Increase (Decrease) In Net Assets From Operations:
Net Investment Loss	$ (118,904)	$ (106,710)
Net Realized Gain On Investments	3,803,107	876,466
Net Change In Unrealized Depreciation On Investments	(2,369,626)	(2,172,521)
Net Increase (Decrease) In Net Assets Resulting From Operations	1,314,577	(1,402,765)

Distributions Paid To Shareholders	(2,199,143)	-

Capital Share Transactions (Note 8)	(16,884,383)	(4,766,226)

Total Decrease In Net Assets	(17,768,949)	(6,168,991)

Net Assets:
Beginning Of Year	30,029,200	36,198,191

End Of Year	$ 12,260,251	$ 30,029,200

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
RANGER MICRO CAP FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	July 31, 2026	July 31, 2025
Increase (Decrease) In Net Assets From Operations:
Net Investment Loss	$ (36,119)	$ (21,940)
Net Realized Gain (Loss) On Investments	718,046	(349,133)
Net Change In Unrealized Appreciation (Depreciation) On Investments	1,534,551	(379,568)
Net Increase (Decrease) In Net Assets Resulting From Operations	2,216,478	(750,641)

Distributions Paid To Shareholders
Distributions	(66,627)	(31,543)
Return of Capital	(70,425)	-
Total Distributions Paid To Shareholders	(137,052)	(31,543)

Capital Share Transactions (Note 8)	(449,739)	33,120

Total Increase (Decrease) In Net Assets	1,629,687	(749,064)

Net Assets:
Beginning Of Year	10,022,450	10,771,514

End Of Year	$ 11,652,137	$ 10,022,450

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
RANGER SMALL CAP FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE YEAR.

	Years Ended
	7/31/2026		7/31/2025		7/31/2024		7/31/2023		7/31/2022

Net Asset Value, At Beginning of Year	$ 17.54		$ 18.22		$ 17.97		$ 17.31		$ 24.20

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.10)		(0.06)		(0.06)		(0.07)		(0.12)
Net Gain (Loss) On Securities (Realized And Unrealized)	0.94		(0.62)		1.39		1.30		(4.49)
Total From Investment Operations	0.84		(0.68)		1.33		1.23		(4.61)

Distributions:
Realized Gains	(1.72)		-		(1.08)		(0.57)		(2.28)
Total From Distributions	(1.72)		-		(1.08)		(0.57)		(2.28)

Net Asset Value, At End Of Year	$ 16.66		$ 17.54		$ 18.22		$ 17.97		$ 17.31

Total Return **	5.01%		(3.73)%		7.73%		7.80%		(21.29)%

Ratios/Supplemental Data:
Net Assets At End Of Year (Thousands)	$ 12,260		$ 30,029		$ 36,198		$ 31,624		$ 33,104
Before Waivers
Ratio Of Expenses To Average Net Assets	1.72%	(a)	1.57%	(a)	1.63%	(a)	1.49%	(a)	1.40%	(a)
After Waivers
Ratio Of Expenses To Average Net Assets	1.17%	(b)	1.15%	(b)	1.16%	(b)	1.15%	(b)	1.14%	(b)
Ratio Of Net Investment Loss To Average Net Assets	(0.59)%		(0.34)%		(0.35)%		(0.43)%		(0.57)%
Portfolio Turnover	64.33%		49.34%		35.55%		59.26%		31.38%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
(a) Expenses before waivers (excluding shareholder servicing fees of 0.07%, 0.06%, 0.06%, 0.06%, and 0.04%) was 1.65%, 1.51%, 1.57%, 1.43%, and 1.36%,
for the years ended July 31, 2026, 2025, 2024, 2023, and 2022, respectively.
(b) Expenses after waivers (excluding shareholder servicing fees of 0.07%, 0.06%, 0.06%, 0.06%, and 0.04%) was 1.10%, 1.09%, 1.10%, 1.09%, and 1.10%,
for the years ended July 31, 2026, 2025, 2024, 2023, and 2022, respectively.

The accompanying notes are an integral part of these financial statements.

SPEND LIFE WISELY FUNDS INVESTMENT TRUST
RANGER MICRO CAP FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR AN INSTITUTIONAL CLASS SHARE OUTSTANDING THROUGHOUT THE YEAR.

	Years Ended
	7/31/2026		7/31/2025		7/31/2024		7/31/2023		7/31/2022

Net Asset Value, At Beginning of Year	$ 6.90		$ 7.48		$ 7.40		$ 9.53		$ 19.42

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.03)		(0.01)		(0.03)		(0.04)		(0.09)
Net Gain (Loss) On Securities (Realized And Unrealized)	1.58		(0.55)		0.16		0.78		(1.35)
Total From Investment Operations	1.55		(0.56)		0.13		0.74		(1.44)

Distributions:
Realized Gains	(0.05)		(0.02)		(0.05)		(2.87)		(8.45)
Return of Capital	(0.05)		-		-		-		-
Total From Distributions	(0.10)		(0.02)		(0.05)		(2.87)		(8.45)

Net Asset Value, At End Of Year	$ 8.35		$ 6.90		$ 7.48		$ 7.40		$ 9.53

Total Return **	22.58%		(7.48)%		1.84%		15.93%		(15.84)%

Ratios/Supplemental Data:
Net Assets At End Of Year (Thousands)	$ 11,652		$ 10,022		$ 10,772		$ 6,974		$ 13,628
Before Waivers
Ratio Of Expenses To Average Net Assets	2.03%	(a)	1.99%	(a)	2.35%	(a)	2.30%	(a)	1.88%	(a)
After Waivers
Ratio Of Expenses To Average Net Assets	1.30%	(b)	1.28%	(b)	1.43%	(b)	1.53%	(b)	1.51%	(b)
Ratio Of Net Investment Loss To Average Net Assets	(0.33)%		(0.21)%		(0.48)%		(0.50)%		(0.77)%
Portfolio Turnover	52.71%		49.18%		36.75%		35.70%		26.88%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.
** Assumes reinvestment of dividends.
(a) Expenses before waivers (excluding shareholder servicing fees of 0.05%, 0.05%, 0.03%, 0.03%, and 0.01%) was 1.98%, 1.94%, 2.32%, 2.27%, and 1.87%, for
the years ended July 31, 2026, 2025, 2024, 2023, and 2022, respectively.
(b) Expenses after waivers (excluding shareholder servicing fees of 0.05%, 0.05%, 0.03%, 0.03%, and 0.01%) was 1.25%, 1.23%, 1.40%, 1.50%, and 1.50%, for the years ended July 31, 2026, 2025, 2024, 2023, and 2022, respectively.

The accompanying notes are an integral part of these financial statements.

Spend Life Wisely Funds Investment Trust

Notes to Financial Statements

July 31, 2026

Note 1. Organization

Spend Life Wisely Funds Investment Trust (the “Trust”), is an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The affairs of the Trust are managed by the Trust’s Board of Trustees (the “Board” or “Trustees”). The Trust was organized on June 21, 2011, as a Delaware Statutory Trust. The Trust currently offers shares of beneficial interest (“shares”) of four series. These financial statements include the following series: Ranger Small Cap Fund and Ranger Micro Cap Fund (each a “Fund” and collectively the “Funds”). Ranger Small Cap Fund (“Small Cap Fund”) is a diversified portfolio with an investment objective to seek long-term capital appreciation. Ranger Micro Cap Fund (“Micro Cap Fund”) is a diversified portfolio with an investment objective to seek long-term capital appreciation. Each Fund has Institutional Class Shares and Investor Class Shares; however, the Funds do not currently offer their Investor Class shares for sale.

Ranger Investment Management, L.P. (“Ranger Investment” or the “Adviser”) serves as investment adviser to the Small Cap and Micro Cap Funds.

Note 2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

During the year ended July 31, 2026 the Funds adopted FASB Update 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures (“ASU2023- 09”).The amendments enhanced income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. ASU 2023-09 had no material impact to the Funds’ financial statements during the period.

Trust expenses for the Funds are allocated based on their relative net assets within the Trust or allocated based on the number of Funds within the Trust.

Security Valuations: All investments in securities are recorded at their estimated fair value, as described in Note 4.

Federal Income Taxes: The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as “regulated investment companies” (“RICs”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense. Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2023-2025) or expected to be taken in the Funds’ 2026 tax returns. The Funds identify their major tax jurisdiction as U.S. Federal, however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year ended July 31, 2026, the Funds did not incur any interest or penalties.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. For financial reporting purposes the treatment of distributions made to shareholders during the year from net investment income, net realized capital, or return of capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Funds.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment transactions and related investment income: The Funds record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from certain investments held by the Funds may be comprised of dividends, realized gains and returns of capital. The amounts may subsequently be reclassified upon receipt of information from the issuer.

Share Valuation: The net asset value per share of each class of shares for the Funds are calculated daily by dividing the total value of each Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of the Funds is equal to the net asset value per share.

Share Class Accounting: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to each respective share class of the respective Fund on the basis of the daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Each class of shares has proportionate rights as to assets of the respective Funds, and the classes are identical except for ongoing distribution fees. Investor Class shares are subject to distribution fees, whereas Institutional Class shares are not. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

Guarantees and Indemnifications: In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown and would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds would expect the risk of loss to be remote.

Note 3. Risks

An investment in the Funds is subject to a variety of risk, including the possible loss of investment capital. Additional risks associated with the Funds include, but are not limited to:

Micro and Small Capitalization Risk: Micro or small capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of micro and small capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions than large capitalization companies. Securities of small capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate, and may offer greater potential for losses.

Equity Market Risk: Equity markets can be volatile and the prices of common stocks can fluctuate significantly. In addition, the Small Cap Fund portfolio and Micro Cap Fund portfolio invests in small capitalization companies and micro capitalization companies, respectively, which may be subject to more abrupt or erratic market movements than those of larger, more established companies.

Liquidity Risk: Some small cap and micro cap securities may have few market-makers and low trading volume, which can increase transaction costs and may make it difficult or impossible for the Funds to dispose of a security position at all or at a price which represents current or fair market value.

A number of other risks are associated with an investment in the Funds, including: issuer specific risks, liquidity risks, and risks associated with the Adviser’s judgment. Greater detail on each of the above stated risks may be found in the Funds’ prospectuses.

Note 4. Security Valuations

In computing net asset value, portfolio securities of the Funds are generally valued at their current market values determined on the basis of readily available market quotations, when available. If market quotations are not readily available, securities are valued at fair value as determined in good faith by the Adviser, in its capacity as the Board’s valuation designee, pursuant to Rule 2a-5 under the 1940 Act. As a general matter, fair value represents the amount that a Fund could reasonably expect to receive if such Fund’s investment in the security were sold at the time of valuation. The Adviser may utilize third parties to assist the Adviser in its capacity as valuation designee available at the time the valuation is made and that the Adviser believes to be reliable. The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements: A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock including ADRs) - Equity securities are valued by using market quotations furnished by a pricing service when the valuation designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as a Level 2 security. When market quotations are not readily available, when the valuation designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when illiquid securities are being valued, such securities are valued at fair value as determined by the valuation designee in good faith, in accordance with guidelines adopted by and subject to review of the Board and are categorized as Level 3.

Money market funds are generally priced at the ending net asset value (“NAV”) provided by the service agent of the Funds. These securities will be classified as Level 1 of the value hierarchy.

The following table presents information about the Small Cap Fund’s investments measured at fair value as of July 31, 2026:

Assets	Level 1	Total
Common Stocks	$ 12,115,295	$ 12,115,295
Short-Term Investment	313,917	313,917
Total	$ 12,429,212	$ 12,429,212

The following table presents information about the Micro Cap Fund’s investments measured at fair value as of July 31, 2026:

Assets	Level 1	Total
Common Stocks	$ 11,399,591	$ 11,399,591
Short-Term Investment	372,442	372,442
Total	$ 11,772,033	$ 11,772,033

The Funds did not hold any Level 3 assets as of July 31, 2026. Therefore, a reconciliation of assets in which significant unobservable inputs were used in determining fair value is not applicable. For more detail on the investments, please refer to the Schedules of Investments. The Funds also did not have transfers into or out of Level 1, Level 2 or Level 3 during the year ended July 31, 2026.

Note 5. Investment Advisory Fee and Other Transactions with Affiliates

Pursuant to the Management Agreement between the Adviser and the Trust (the “Ranger Management Agreement”), Ranger Investment is entitled to investment advisory fees, computed daily and payable monthly, of 1.00% per annum of the average daily net assets of Small Cap Fund and Micro Cap Fund. For the year ended July 31, 2026, the Adviser earned $203,327 from the Small Cap Fund. For the year ended July 31, 2026, the Adviser earned $111,084 from the Micro Cap Fund. For the year ended July 31, 2026, the Adviser waived $112,092 and $81,106 in fees from the Small Cap Fund and Micro Cap Fund, respectively. At July 31, 2026, the Adviser was owed $9,341 from the Small Cap Fund. At July 31, 2026, the Adviser was owed $4,642 from the Micro Cap Fund.

Ranger Investment has entered into an Expense Limitation Agreement with the Trust (the “Expense Limitation Agreement”), whereby the Adviser has agreed to reduce its fees and reimburse expenses so that the net annual operating expenses (exclusive of any Rule 12b-1 distribution or shareholder service fees, front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expenses on securities sold short) taxes, or extraordinary expenses such as litigation) of Small Cap Fund and Micro Cap Fund will not exceed 1.10% and 1.25%, respectively, of average daily net assets until November 30, 2026.

The Adviser may recoup any waived or reimbursed amount from each respective Fund pursuant to each expense limitation agreement if such reimbursement does not cause the respective Fund to exceed existing expense Fund limitations at the time of the original waiver/reimbursement and the reimbursement is made within three years after the respective adviser incurred the expenses. As of July 31, 2026, Ranger Investment is entitled to recapture $396,435 in expenses pursuant to the Expense Limitation Agreement from the Small Cap Fund and $217,771 in expenses pursuant to the Expense Limitation Agreement from the Micro Cap Fund.

Fiscal Year Ended	Recoverable Through	Small Cap Fund	Micro Cap Fund
July 31, 2024	July 31, 2027	$ 152,814	$ 62,820
July 31, 2025	July 31, 2028	131,529	73,845
July 31, 2026	July 31, 2029	112,092	81,106
		$ 396,435	$ 217,771

Pursuant to the Management Services Agreement between Ranger Asset Management Company, LLC and the Trust, Ranger Asset Management Company, LLC is entitled to administrative fees, computed daily and payable monthly, of 0.05% per annum of the average daily net assets of Small Cap Fund and Micro Cap Fund. Ranger Asset Management Company, LLC is also entitled to operation service fees of $5,000 annually per Fund. For the year ended July 31, 2026, Ranger Asset Management Company, LLC earned fees of $15,167 for the Small Cap Fund and $10,555 for the Micro Cap Fund.

Each Trustee who is not affiliated with the Trust and/or the Adviser will receive an annual fee of $2,500, as well as reimbursement for any reasonable expenses incurred attending the meetings. None of the executive officers receive compensation from the Trust.

Note 6. Agreements

Transfer Agent Agreement and Accounting Services Agreement: Mutual Shareholder Services, LLC (“MSS”) serves as Transfer Agent to each Fund, pursuant to a Transfer Agent Agreement with the Trust. Under the Transfer Agent Agreement, MSS provides all of the customary services of a transfer agent and dividend disbursing agent.

In addition, MSS provides accounting services to the Funds pursuant to an Accounting Services Agreement with the Trust. As such, MSS provides all necessary administration, bookkeeping and pricing services to each Fund.

12b-1 Plan and Distribution Agreement: The Trust, on behalf of the Small Cap Fund and Micro Cap Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits Investor Class shares of each Fund to pay for certain distribution and promotion expenses related to marketing shares of the Fund. The amount payable annually by the Small Cap Fund’s and Micro Cap Fund’s Investor Class is 0.25% of its respective average daily net assets. Institutional Class shares of the Small Cap Fund and Micro Cap Fund are not subject to a 12b-1 fee and do not have a Rule 12b-1 plan. Under the Plan, the Trust may engage in any activities related to the distribution of Fund shares.

Arbor Court Capital, LLC (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). The Trust and the Adviser are not affiliated with the Distributor.

Shareholder Servicing Fees: In March 2021, The Board, on behalf of the Funds, has approved that each Fund could annually pay up to 0.15% of the Fund assets for shareholder servicing expenses to Charles Schwab & Co., Inc., ADP Broker-Dealer, Inc., and National Financial Services LLC.

Note 7. Segment Reporting

Each Fund included herein is deemed to be an individual reporting segment and is not part of a consolidated reporting entity. The objective and strategy of each Fund is used by the investment manager to make investment decisions, and the results of the operations, as shown in the statements of operations and the financial highlights for each Fund is the information utilized for the day-to-day management of the Funds. Each Fund is party to the expense agreements as disclosed in the notes to the financial statements and resources are not allocated to a Fund based on performance measurements. Due to the significance of oversight and their role, the team of Portfolio Managers is deemed to be the Chief Operating Decision Maker.

Note 8. Capital Share Transactions

At July 31, 2026, there were unlimited shares authorized at no par value for the Funds. The following table summarizes transactions in capital for each respective year:

Small Cap Fund – Institutional Class	Year Ended July 31, 2026		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Shares Sold	219,081	$ 3,817,810	140,880	$ 2,490,181
Shares Reinvested	75,013	1,219,714	-	-
Shares Redeemed	(1,269,807)	(21,921,907)	(416,248)	(7,256,407)
Net Decrease	(975,713)	$(16,884,383)	(275,368)	$(4,766,226)

Micro Cap Fund – Institutional Class	Year Ended July 31, 2026		Year Ended July 31, 2025
	Shares	Amount	Shares	Amount
Shares Sold	145,057	$ 1,070,848	195,592	$ 1,364,042
Shares Reinvested	18,347	137,052	4,321	31,543
Shares Redeemed	(220,056)	(1,657,639)	(188,564)	(1,362,465)
Net Increase (Decrease)	(56,652)	$ (449,739)	11,349	$ 33,120

The Small Cap Fund and Micro Cap Fund have not issued Investor Class shares.

Note 9. Investments

For the year ended July 31, 2026, the cost of purchases and the proceeds from sales, other than U.S. Government securities and short-term securities, were as follows:

	Purchases	Sales
Small Cap Fund	$ 12,857,024	$ 31,398,288
Micro Cap Fund	5,696,796	6,131,506

Note 10. Federal Income Taxes

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of tax adjustments for net operating losses resulted in reclassifications for the Fund for the fiscal year ended July 31, 2026, as follows:

Fund	Paid In Capital	Accumulated Earnings (Losses)
Small Cap Fund	$ 1,643,645	($ 1,643,645)
Micro Cap Fund	(15,535)	15,535

In addition, Small Cap Fund may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share.

The tax character of distributions paid during the following periods were as follows:

For fiscal year ended July 31, 2026:

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Small Cap Fund	$ —	$ 2,199,143	$ —	$ 2,199,143
Micro Cap Fund	$ —	$ 66,627	$ 70,425	$ 137,052

For fiscal year ended July 31, 2025:

Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total
Small Cap Fund	$ —	$ —	$ —	$ —
Micro Cap Fund	$ 31,543	$ —	$ —	$ 31,543

As of July 31, 2026, the components of accumulated earnings/(deficit) were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long -Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/ Tax Differences	Unrealized Appreciation/ Depreciation	Total Accumulated Earnings/(Losses)
Small Cap Fund	$ -	$ -	$ (76,091)	$ -	$ -	$ 591,492	$ 515,401
Micro Cap Fund	$ -	$ -	$ (74,662)	$ -	$ (2,008)	$2,339,292	$ 2,262,622

At July 31, 2026, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (depreciation) of securities, are as follows:

Fund	Federal Tax Cost (a)	Gross Unrealized Appreciation (a)	Gross Unrealized Depreciation (a)	Tax Net Unrealized Appreciation (a)
Small Cap Fund	$ 11,837,720	$2,127,906	$ (1,536,414)	$ 591,492
Micro Cap Fund	$ 9,432,742	$3,054,491	$ (715,199)	$ 2,339,292

(a) Represents cost and unrealized appreciation/(depreciation) for federal income tax purposes and differs from the cost for financial reporting purposes due to various book-to-tax differences. Those differences primarily relate to wash sale loss deferrals.

As of the tax year ended July 31, 2026, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
Small Cap Fund	$ -	$ -	$ -
Micro Cap Fund	$ -	$ -	$ -

Note 11. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2026, R. E. Smith Sub S Trust held approximately 77.54% of the voting securities of the Small Cap Fund and may be deemed to control the Small Cap Fund. As of July 31, 2026, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others, approximately 47.58% of the voting securities of the Micro Cap Fund and may be deemed to control the Micro Cap Fund. However, the above ownership does not constitute control with respect to the Securities and Exchange Commission’s (“SEC's”) auditor independence rules as they are not beneficial owners with significant influence over the Funds.

Note 12. Market Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Funds may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change and climate-related events, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments. In times of severe market disruptions, you could lose your entire investment.

Note 13. Subsequent Events

Management has evaluated the impact of all other subsequent events on the Funds through the date the financial statements were issued and has noted no such events required adjustment or disclosure.

Cohen & Co

# REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Spend Life Wisely Funds Investment Trust

## Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Ranger Small Cap Fund and Ranger Micro Cap Fund, each a series of Spend Life Wisely Funds Investment Trust (the "Funds") as of July 31, 2026, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2026, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

## Basis for Opinion

These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds' auditor since 2021.

Cohen & Company, Ltd.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
September 29, 2026

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board

800.229.1099 | 866.818.4538 FAX | cohenco.com

Spend Life Wisely Funds Investment Trust

Additional Information

July 31, 2026 (Unaudited)

Information Regarding Proxy Voting

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Funds at (866) 458-4744 (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov and (3) from the Funds’ website at www.spendlifewiselyfunds.com.

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.  Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spend Life Wisely Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date: October 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date: October 9, 2026

By /s/ Jay Thompson

     Jay Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: October 9, 2026